Basis of Presentation and General Information, General Information (Details)						6 Months Ended	12 Months Ended
	Jun. 25, 2025 shares	Jun. 20, 2025 shares	Jun. 18, 2025 shares	Jun. 17, 2025 shares	Apr. 14, 2025 USD ($) Vessel $ / shares shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Apr. 07, 2025 $ / shares
Basis of Presentation and General Information [Abstract]
Working capital contribution | $					$ 10,356,450
Number of vessels owned by each subsidiary | Vessel					1
Common shares, shares issued (in shares)					2,386,731	5,994,731	1,000
Common shares, shares outstanding (in shares)					2,386,731	5,994,731	1,000
Shares issued (in shares)	1,020,000	763,000	860,000	965,000
Preferred shares, par value (in dollars per share) | $ / shares								$ 0.001
Number of shares of common stock issued for shares of Company stock (in shares)					1
Number of shares of Company common stock held to receive stock (in shares)					8
Series A Preferred Shares [Member]
Basis of Presentation and General Information [Abstract]
Preferred shares issued (in shares)					2,000,000	2,000,000
Preferred shares, dividend rate					1.00%	1.00%	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares					$ 25
Preferred shares, par value (in dollars per share) | $ / shares					$ 0.001
Series B Preferred Shares [Member]
Basis of Presentation and General Information [Abstract]
Shares issued (in shares)					40,000
Preferred shares, par value (in dollars per share) | $ / shares					$ 0.001	$ 0.001	$ 0.001